Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2016
Receivables [Abstract]
Schedule of Accounts Receivable Net
(add 000)	2016	2015
Customer receivables	$456,508	$408,551
Other current receivables	7,668	9,310
	464,176	417,861
Less allowances	(6,266)	(6,940)
Total	$457,910	$410,921